Securitizations and Variable Interest Entities - Fair Value of Retained Interests (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 251	¥ 300
Government and government agency securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	226	296
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	25	4
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Government and government agency securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	250	298
Level 2 [Member] | Government and government agency securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	226	296
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	24	2
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	1	2
Level 3 [Member] | Government and government agency securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	1	2
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	227	298
Investment grade [Member] | Government and government agency securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	226	296
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Investment grade [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	1	2
Other SPE [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	24	2
Other SPE [Member] | Government and government agency securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Other SPE [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Other SPE [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 24	¥ 2